Share capital (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of warrants, Warrants issued	1,020,094
Number of warrants, Warrants exercised	(294,232)
Warrants
Disclosure of classes of share capital [line items]
Number of warrants, Warrants outstanding, beginning	11,856,857	9,266,793
Number of warrants, Warrants issued	10,807,093	2,592,564
Number of warrants, Warrants exercised	(294,232)	(2,500)
Number of warrants, Warrants outstanding, ending	22,369,718	11,856,857
Weighted average exercise price, Warrants outstanding, beginning	$ 4.70	$ 3.28
Weighted average exercise price, Warrants issued	5.36	9.82
Weighted average exercise price, Warrants exercised	5.08	4.00
Weighted average exercise price, Warrants outstanding, ending	$ 5.03	$ 4.70